Consolidated Statements of Income - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020
Consolidated Statements of Income [Abstract]
Revenue (notes 3 and 12)	$ 1,387	$ 1,363	$ 2,757	$ 2,746
Operating, general and administrative expenses (note 13)	(750)	(763)	(1,513)	(1,558)
Restructuring costs (notes 8 and 13)	(1)	0	(13)	0
Amortization:
Deferred equipment revenue	3	5	6	9
Deferred equipment costs	(12)	(17)	(25)	(35)
Property, plant and equipment, intangibles and other	(294)	(288)	(589)	(577)
Operating income	333	300	623	585
Amortization of financing costs - long-term debt	0	(1)	(1)	(2)
Interest expense	(67)	(68)	(133)	(139)
Other gains (losses)	26	(19)	24	(22)
Income before income taxes	292	212	513	422
Current income tax expense (note 3)	44	23	80	59
Deferred income tax expense	31	22	53	34
Net income	217	167	380	329
Net income attributable to:
Net income	$ 217	$ 167	$ 380	$ 329
Earnings per share: (note 11)
Basic and diluted	$ 0.43	$ 0.32	$ 0.74	$ 0.63